Note 5 - Other Real Estate Owned ("OREO")	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Other Real Estate Owned (OREO) [Text Block]
5.	OTHER REAL ESTATE OWNED (“OREO”)

OREO comprises foreclosed assets acquired in settlement of loans and is carried at fair value less estimated cost to sell and is included in other real estate owned on the Consolidated Balance Sheet. As of
December
31,
2016
and
December
31,
2015,
there were
$934,000
and
$1,412,000,
respectively, of OREO. As of
December
31,
2016,
the Company has initiated formal foreclosure proceedings on
$1.0
million of real estate.